Equity - Profit (loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity.
Profit for the year (numerator)	$ 782,145,000	$ 402,689,000	$ 19,855,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit per basic share	$ 3.08	$ 1.59	$ 0.08
Profit per diluted share	$ 3.08	$ 1.59	$ 0.08